GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Senstar Technologies Ltd. (formerly: Magal Security Systems Ltd.) ("the Parent Company" or "Senstar") and its subsidiaries (together - "the Company") is a leading international provider of comprehensive physical, video, and access control security products and solutions. The Company offers comprehensive solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS (Video Management Software) with native IVA (Intelligent Video Analytics) security solutions, as well as access control products and technologies.

b.
On February 7, 2021, the Company entered into an agreement (the “Purchase Agreement”) with Aeronautics Ltd., a subsidiary of RAFAEL Advanced Defense Systems Ltd., to sell the Company’s Integrated Solutions Division (the “Projects Division”), representing substantially all of the Company’s Integrated Solutions segment for total consideration of $35 million in cash at closing. On June 30, 2021, the Company completed the sale. The divestiture of the Company’s Integrated Solutions Division represented a strategic shift in the Company's operations.

Discontinued operation:

Under ASC 205-20, "Discontinued Operation" when a component of an entity, as defined in ASC 205-20, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company’s consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

Following the sale of the Project Division, the Project Division's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting income from the sale. All prior periods comparable results of operation have been retroactively included in discontinued operations.

Starting in the third quarter of fiscal year 2021, the Company began to operate in one reportable segment as the Integrated Solutions Division comprised substantially all of the Company’s Integrated Solutions segment. Results of discontinued operations includes all revenues and expenses directly derived from the Integrated Solutions Division, with the exception of general corporate overhead and other costs that were previously allocated to the Integrated Solutions segment but have not been allocated to discontinued operations.

The following table presents the gain associated with the sale, presented in the results of our discontinued operations below, for the year ended December 31, 2021:

Gross purchase price	$35,000
Provision (1)	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	(1,442)
Total net gain on divestiture of the Integrated Solutions Division	$14,888

The carrying value of the net assets sold as follows:

Cash and cash equivalents	$2,008
Restricted cash and deposits	371
Trade receivables and Unbilled accounts receivable	11,323
Other accounts receivable and prepaid expenses	3,140
Inventories	7,120
Deferred tax assets	2,083
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926
Goodwill and intangible assets, net	302
Trade payables	(4,156)
Customer advances	(3,420)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)

Total net assets sold	$14,621

(1)
According to the Purchase Agreement of the Integrated Solutions division dated February 7, 2021, the Company was financially liable for the outcome of Magal Mexico's dispute with the Mexican tax authorities and has to indemnify Aeronautics Ltd. For further information and final resolution of the dispute refer to Note 10b.

The following table presents the results of the discontinued operations for the years ended December 31, 2022, 2021 and 2020, are presented below:

	Year ended December 31,
	2022	2021	2020

Revenues	$-	$17,177	$48,113
Cost of revenues	-	14,906	35,783

Gross profit	-	2,271	12,330

Operating expenses:
Research and development, net	-	828	1,688
Selling and marketing	-	2,223	5,274
General and administrative	-	3,814	3,238

Total operating expenses	-	6,865	10,200

Operating income (loss)	-	(4,594)	2,130
Financial expenses, net	-	(76)	(463)

Income (loss) before income taxes	-	(4,670)	1,667
Taxes on income	-	1,611	1,231

Income (loss) after income taxes	-	(6,281)	436
Capital gain from discontinued operation	(198)	14,888	-

Net income (loss) from discontinued operation	$(198)	$8,607	$436

The following table presents cash flows for discontinued operations:

	Year ended December 31,
	2022	2021	2020

Net cash provided by (used in) discontinued operating activities	$(4,180)	$1,392	$963

Net cash provided by (used in) discontinued investing activities	$-	$32,447	$(461)